Product Warranties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Product Warranty Liability [Line Items]
Assurance of product	The Company provides product assurance warranties of various lengths ranging from 5 years to lifetime for limited coverage for a variety of material and workmanship defects based on standard terms and conditions between the Company and its customers.
Product warranty classified as noncurrent		$ 0.5
Other Current Assets [Member]
Product Warranty Liability [Line Items]
Product warranty classified as current	$ 1.8	$ 1.3